SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Preferred Shares (Details) € in Millions, ₨ in Millions, $ in Millions, $ in Millions	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 INR (₨) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 INR (₨)
Series 2
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	24,000,000	24,000,000	24,000,000	24,000,000
Cumulative Dividend Rate	6.50%	6.50%	6.50%	6.50%
Series 3
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	24,000,000	24,000,000	24,000,000	24,000,000
Cumulative Dividend Rate	6.75%	6.75%	6.75%	6.75%
Rouse Series A preferred shares
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares | $	$ 142
Real Estate
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares | $	$ 1,469				$ 1,185
Real Estate | Brookfield Property Split Corp. (“BOP Split”) senior preferred shares | Series 1
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	829,334	829,334	829,334	829,334
Cumulative Dividend Rate	5.25%	5.25%	5.25%	5.25%
Subsidiary Preferred Shares | $	$ 21				21
Real Estate | Brookfield Property Split Corp. (“BOP Split”) senior preferred shares | Series 2
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	555,146	555,146	555,146	555,146
Cumulative Dividend Rate	5.75%	5.75%	5.75%	5.75%
Subsidiary Preferred Shares | $		$ 10				$ 11
Real Estate | Brookfield Property Split Corp. (“BOP Split”) senior preferred shares | Series 3
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	668,228	668,228	668,228	668,228
Cumulative Dividend Rate	5.00%	5.00%	5.00%	5.00%
Subsidiary Preferred Shares | $		$ 12				15
Real Estate | Brookfield Property Split Corp. (“BOP Split”) senior preferred shares | Series 4
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	541,892	541,892	541,892	541,892
Cumulative Dividend Rate	5.20%	5.20%	5.20%	5.20%
Subsidiary Preferred Shares | $		$ 10				12
Real Estate | Rouse Series A preferred shares
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	5,600,000	5,600,000	5,600,000	5,600,000
Cumulative Dividend Rate	5.00%	5.00%	5.00%	5.00%
Subsidiary Preferred Shares | $	$ 142				142
Real Estate | Preferred equity held by third party investor in Brookfield India Real Estate Trust [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	155,003,656	155,003,656	155,003,656	155,003,656
Cumulative Dividend Rate	90.00%	90.00%	90.00%	90.00%
Subsidiary Preferred Shares | $	$ 456				$ 440
Real Estate | Preferred equity held by third party investor in BIP Investment Corporation Series 1 Senior preferred shares [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	4,000,000	4,000,000	4,000,000	4,000,000
Cumulative Dividend Rate	5.85%	5.85%	5.85%	5.85%
Subsidiary Preferred Shares | $		$ 73				$ 73
Real Estate | Preferred equity held by Alstria Office Prime Portfolio GmbH & Co. KG
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	19,472,214	19,472,214	19,472,214	19,472,214
Subsidiary Preferred Shares | €			€ 129				€ 0
Infrastructure | Preferred equity held by third party investor in BIP India Trust [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	479,400,000	479,400,000	479,400,000	479,400,000
Subsidiary Preferred Shares | ₨				₨ 616				₨ 471